Income Taxes (Tables)	12 Months Ended
Apr. 30, 2025
Income Taxes [Abstract]
Schedule of Statutory Rate to the Company’s Effective Tax Rates

The following table reconciles the Japan statutory rate to the Company’s effective tax rates for the years ended April 30, 2023, 2024, and 2025:

	For the Fiscal Years Ended April 30,
	2023	2024	2025
Japanese statutory income tax rate	34.6%	34.6%	34.6%
Deferred IPO costs	18.7%	11.8%	-
Non-taxable income	3.1%	1.0%	-
Valuation allowance	(49.5)%	(45.9)%	(33.4)%
Share based compensation	-%	(0.2)%	-
Non-deductible compensation	(0.8)%	-%	-
Others	(3.7)%	(1.2)%	(1.2)%
Effective tax rate	2.4%	0.1%	0.0%

Schedule of Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	April 30, 2023	April 30, 2024	April 30, 2025	April 30, 2025
	JPY	JPY	JPY	USD
Current income tax expense (benefit)	(9,345,241)	-	-	-
Deferred tax (benefit) expense	122,261	(188,496)	-	-
Total provision for income taxes	(9,222,980)	(188,496)	-	-

Schedule of Deferred Tax Assets and Liabilities	Significant component of deferred tax assets and liabilities are as follows:
	April 30, 2024	April 30, 2025
	JPY	JPY	USD
Net operating loss carry forward	353,138,111	438,955,724	3,077,583
Write off of other receivable	15,005,181	15,005,181	105,204
Lease liabilities	3,810,002	960,129	6,732
Write off of guarantee money deposited	2,665,941	2,665,941	18,691
Temporary difference in depreciation	2,645,375	2,555,574	17,918
Bonus accrual	2,392,042	1,038,980	7,284
Government grants	-	6,226,200	43,653
Others	402,882	1,480,835	10,381
Valuation allowance	(376,249,532)	(466,899,408)	(3,273,500)
Deferred tax assets	3,810,002	1,989,156	13,946
Right-of-use assets – operating lease	(3,810,002)	(960,129)	(6,732)
Others	-	(1,029,027)	(7,214)
Deferred tax liabilities	(3,810,002)	(1,989,156)	(13,946)
Total	-	-	-